Debt, Net (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
The carrying values of our debt, net of discounts, deferred financing and debt issuance costs were as follows (in thousands):

	Successor
	December 31, 2023	December 31, 2022
Term Loan[1,2]	$349,503	$364,525
2022 Revolving Note	—	50,000
Total Debt, net	$349,503	$414,525
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1Includes unamortized discount of $14.7 million and $19.4 million, and unamortized loan fees of $0.8 million and $1.1 million, as of December 31, 2023 (Successor), and December 31, 2022 (Successor), respectively, recorded as a reduction of the carrying amount of the debt and amortized to interest expense using the effective interest method.
2Estimated fair value of the Term Loan was $222.7 million as of December 31, 2023.

Schedule of Future Minimum Principal Payments on Long-Term Debt
As of December 31, 2023 (Successor), future minimum principal payments on long-term debt were as follows (in thousands):

2024	$20,000
2025	20,000
2026	30,000
2027	295,000
Total future minimum principal payment	365,000
Less: current portion	(20,000)
Long-term portion	$345,000